FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis by Fair Value Hierarchy
The following tables set forth, by level within the fair value hierarchy, the Plan’s investments measured at fair value on a recurring basis as of December 31, 2025 and 2024:

2025
	Level 1	Level 2	Level 3	Total
Common stocks	$42,138,558	$—	$—	$42,138,558
Mutual funds	226,400,010	—	—	226,400,010
Short term investments	4,223,770	—	—	4,223,770
Total investments, at fair value	$272,762,338	$—	$—	$272,762,338

2024
	Level 1	Level 2	Level 3	Total
Common stocks	$37,896,847	$—	$—	$37,896,847
Mutual funds	188,543,065	—	—	188,543,065
Short term investments	1,044,725	—	—	1,044,725
Total investments, at fair value	$227,484,637	$—	$—	$227,484,637